1875 K Street, N.W. Washington, DC 20006-1238

Tel: 202 303 1000 Fax: 202 303 2000

April 21, 2016

VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Alpine Series Trust (the “Trust”) File Nos. 333-75786 and 811-10405

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus dated February 29, 2016, as amended March 7, 2016, for the Trust filed under Rule 497 with the Securities and Exchange Commission on April 4, 2016.

Any questions or comments on the Amendment should be directed to the undersigned at 202-303-1232.

Very truly yours,

/s/ Neesa P. Sood

Neesa P. Sood

Enclosures

cc:	Benjamin J. Haskin, Willkie Farr & Gallagher LLP

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